Schedule of Investments (unaudited)	iShares® Fallen Angels USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 5.2%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$7,622	$7,785,873
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	15,314	15,257,491
5.90%, 02/01/27(b)	8,708	8,858,213
5.95%, 02/01/37(b)	8,775	8,849,938
6.75%, 01/15/28(b)	4,352	4,564,682
6.88%, 05/01/25 (Call 04/01/25)(b)	8,381	8,625,977
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	14,919	13,923,008
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	4,487	4,215,222
4.60%, 06/15/28 (Call 03/15/28)(b)	10,415	8,839,315
		80,919,719
Airlines — 3.7%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	3,240	2,947,461
Series 2014-1, Class A, 3.70%, 04/01/28(b)	7,591	6,712,605
Series 2015-1, Class A, 3.38%, 11/01/28(b)	10,097	8,693,107
Series 2016-1, Class A, 4.10%, 07/15/29(b)	2,952	2,536,449
Series 2016-2, Class A, 3.65%, 12/15/29(b)	2,985	2,454,854
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	13,566	12,941,964
3.75%, 10/28/29 (Call 07/28/29)(b)	7,080	6,263,888
4.38%, 04/19/28 (Call 01/19/28)(b)	6,121	5,690,388
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(b)	2,632	2,316,670
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26(b)	2,624	2,445,676
Series 2013-1, Class A, 3.95%, 05/15/27(b)	4,217	3,921,904
		56,924,966
Apparel — 0.5%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	8,964	8,181,622

Auto Manufacturers — 3.0%
Ford Holdings LLC, 9.30%, 03/01/30(b)	799	921,654
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	4,117	4,010,205
4.75%, 01/15/43(b)	5,365	4,190,011
5.29%, 12/08/46 (Call 06/08/46)(b)	3,453	2,860,880
6.38%, 02/01/29(b)	546	553,120
6.63%, 10/01/28(b)	1,234	1,285,631
7.40%, 11/01/46(b)	1,100	1,134,221
7.45%, 07/16/31(b)	2,856	3,064,659
Ford Motor Credit Co. LLC
3.66%, 09/08/24	2,058	1,986,237
3.82%, 11/02/27 (Call 08/02/27)(b)	2,036	1,838,325
4.06%, 11/01/24 (Call 10/01/24)(b)	3,968	3,846,897
4.13%, 08/04/25	3,708	3,541,585
4.27%, 01/09/27 (Call 11/09/26)(b)	2,383	2,240,211
4.39%, 01/08/26	3,311	3,185,612
4.54%, 08/01/26 (Call 06/01/26)	2,202	2,092,098
4.69%, 06/09/25 (Call 04/09/25)(b)	1,658	1,609,736
5.11%, 05/03/29 (Call 02/03/29)(b)	3,946	3,738,756
5.58%, 03/18/24 (Call 02/18/24)	3,891	3,871,506
		45,971,344
Auto Parts & Equipment — 1.2%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	2,291	2,335,881
ZF North America Capital Inc., 4.75%, 04/29/25(a)	16,053	15,521,485
		17,857,366
Security	Par (000)	Value

Banks — 5.0%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	$14,871	$16,161,505
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	29,581	28,818,993
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26),
(3 mo. SOFR + 2.520%)(b)(c)	1,500	1,435,455
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	14,899	13,743,285
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	18,610	18,101,017
		78,260,255
Chemicals — 1.4%
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	4,660	4,329,000
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	4,466	4,313,977
5.25%, 12/15/29 (Call 09/15/29)	10,438	9,645,756
5.65%, 12/01/44 (Call 06/01/44)	4,509	3,771,508
		22,060,241
Commercial Services — 0.6%
United Rentals North America Inc., 3.88%, 11/15/27 (Call 03/03/23)(b)	10,479	9,950,649

Computers — 2.5%
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	7,432	6,603,183
4.13%, 01/15/31 (Call 10/15/30)	4,461	3,747,998
4.75%, 01/01/25(b)	7,130	6,998,666
4.88%, 03/01/24 (Call 01/01/24)(b)	7,277	7,202,556
4.88%, 06/01/27 (Call 03/01/27)(b)	7,522	7,297,769
5.75%, 12/01/34 (Call 06/01/34)	7,389	6,779,408
		38,629,580
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.45%, 03/15/43(b)	3,272	3,252,139

Diversified Financial Services — 0.7%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	4,153	3,855,604
Navient Corp., 5.63%, 08/01/33	8,846	6,925,091
		10,780,695
Electric — 3.4%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	2,863	2,685,924
2.65%, 03/01/30 (Call 12/01/29)	5,712	4,879,590
Series A, 1.60%, 01/15/26 (Call 12/15/25)(b)	2,876	2,596,165
Series B, 2.25%, 09/01/30 (Call 06/01/30)	4,487	3,686,744
Series B, 4.15%, 07/15/27 (Call 04/15/27)	13,953	13,333,068
Series C, 3.40%, 03/01/50 (Call 09/01/49)	8,084	5,747,805
Series C, 5.10%, 07/15/47 (Call 01/15/47)	6,810	6,281,680
Series C, 7.38%, 11/15/31(b)	6,226	7,182,687
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	715	729,258
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	669	653,436
TransAlta Corp., 6.50%, 03/15/40	4,602	4,418,058
		52,194,415
Energy - Alternate Sources — 0.7%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	11,020	10,574,574

Engineering & Construction — 0.9%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	5,659	5,516,789
4.25%, 09/15/28 (Call 06/15/28)(b)	8,924	8,326,538
		13,843,327

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment — 1.0%
Resorts World Las Vegas LLC
4.63%, 04/16/29 (Call 01/16/29)(d)	$14,720	$12,054,061
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	5,280	4,079,275
		16,133,336
Food — 0.3%
Safeway Inc., 7.25%, 02/01/31(b)	3,947	4,013,467

Health Care - Services — 1.0%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	5,578	5,153,179
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	3,925	2,419,998
6.02%, 11/15/48(b)	6,100	4,084,377
Series B, 5.33%, 11/15/28	4,300	3,509,187
		15,166,741
Housewares — 2.9%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(b)	3,018	2,932,862
4.45%, 04/01/26 (Call 01/01/26)	29,287	27,820,014
5.63%, 04/01/36 (Call 10/01/35)	6,275	5,587,637
5.75%, 04/01/46 (Call 10/01/45)	9,922	8,261,454
		44,601,967
Insurance — 1.9%
Genworth Holdings Inc., 6.50%, 06/15/34	4,470	4,023,179
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	6,510	7,229,225
MBIA Inc., 5.70%, 12/01/34(b)	3,189	3,022,152
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(a)	6,336	5,937,909
6.63%, 05/01/31(a)(b)	3,750	3,672,862
Provident Financing Trust I, 7.41%, 03/15/38(b)	3,149	3,349,056
Wilton RE Ltd., 6.00%, (Call 10/22/30)(a)(c)(e)	2,350	2,090,724
		29,325,107
Iron & Steel — 0.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	2,305	2,298,523
Cliffs Natural Resources Inc., 6.25%, 10/01/40(b)	3,972	3,620,716
U.S. Steel Corp., 6.65%, 06/01/37(b)	4,253	4,102,061
		10,021,300
Leisure Time — 2.4%
Carnival Corp., 6.65%, 01/15/28(b)	3,027	2,333,454
Carnival PLC, 7.88%, 06/01/27(b)	2,894	2,873,395
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	7,561	5,960,941
7.50%, 10/15/27	4,595	4,279,737
11.50%, 06/01/25 (Call 06/01/23)(a)	20,815	22,333,662
		37,781,189
Lodging — 7.4%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	7,838	7,004,899
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	6,162	5,763,812
3.20%, 08/08/24 (Call 07/08/24)	21,156	20,334,513
3.50%, 08/18/26 (Call 06/18/26)	12,411	11,542,975
3.90%, 08/08/29 (Call 05/08/29)(b)	9,250	8,278,657
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	7,329	6,944,667
4.88%, 06/18/30 (Call 03/18/30)	6,410	5,846,305
5.63%, 08/08/25 (Call 06/08/25)(b)	16,444	16,327,083
5.90%, 08/08/28 (Call 05/08/28)(b)	17,286	17,013,918
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)	4,417	4,394,517
6.00%, 04/01/27 (Call 01/01/27)(b)	5,968	5,852,639
Security	Par (000)	Value

Lodging (continued)
6.60%, 10/01/25 (Call 07/01/25)(b)	$5,229	$5,218,751
		114,522,736
Manufacturing — 0.7%
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)(b)	5,810	5,651,503
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	6,007	5,807,568
		11,459,071
Media — 0.8%
Belo Corp.
7.25%, 09/15/27(b)	3,627	3,449,785
7.75%, 06/01/27(b)	3,111	3,006,004
Liberty Interactive LLC
8.25%, 02/01/30(b)	7,556	3,528,879
8.50%, 07/15/29(b)	4,299	2,190,383
		12,175,051
Office & Business Equipment — 0.9%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	3,582	3,544,783
Xerox Corp.
3.80%, 05/15/24	4,407	4,257,911
4.80%, 03/01/35	3,834	2,615,862
6.75%, 12/15/39	5,249	4,119,835
		14,538,391
Office Furnishings — 0.4%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	6,802	6,066,636

Oil & Gas — 8.6%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	6,620	6,069,150
4.25%, 01/15/44 (Call 07/15/43)(b)	2,589	1,913,659
4.38%, 10/15/28 (Call 07/15/28)(b)	3,890	3,626,919
4.75%, 04/15/43 (Call 10/15/42)	4,967	3,931,728
5.10%, 09/01/40 (Call 03/01/40)(b)	15,180	13,240,148
5.25%, 02/01/42 (Call 08/01/41)(b)	4,644	3,902,632
5.35%, 07/01/49 (Call 01/01/49)(b)	4,478	3,742,444
6.00%, 01/15/37	5,146	4,875,423
7.38%, 08/15/47(b)	1,772	1,765,284
7.75%, 12/15/29	2,872	3,040,500
Global Marine Inc., 7.00%, 06/01/28(b)	3,944	3,149,284
Murphy Oil Corp.
6.13%, 12/01/42 (Call 06/01/42)	5,200	4,264,208
7.05%, 05/01/29(b)	3,948	4,039,712
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)(b)	2,290	1,874,777
4.63%, 06/15/45 (Call 12/15/44)	1,465	1,230,864
5.55%, 03/15/26 (Call 12/15/25)(b)	6,924	6,999,195
6.20%, 03/15/40	4,482	4,522,741
6.45%, 09/15/36(b)	8,108	8,530,994
6.60%, 03/15/46 (Call 09/15/45)	7,526	8,015,341
6.95%, 07/01/24(b)	3,923	3,992,045
7.50%, 05/01/31	4,390	4,882,646
7.88%, 09/15/31(b)	2,640	2,990,539
7.95%, 06/15/39	1,728	1,983,761
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	7,713	6,984,893
5.15%, 11/15/29 (Call 08/15/29)	5,293	4,927,571
Southwestern Energy Co., 5.70%, 01/23/25 (Call 10/23/24)(b)	6,038	5,990,843
Transocean Inc.
6.80%, 03/15/38(b)	9,063	6,397,391
7.50%, 04/15/31(b)	5,930	4,557,442

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
9.35%, 12/15/41(b)	$2,664	$2,064,547
		133,506,681
Oil & Gas Services — 0.4%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	6,041	5,896,862

Packaging & Containers — 1.2%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	5,239	5,471,559
Pactiv LLC
7.95%, 12/15/25(b)	3,277	3,247,704
8.38%, 04/15/27(b)	2,539	2,495,405
Sealed Air Corp., 6.88%, 07/15/33(a)	6,919	7,195,899
		18,410,567
Pharmaceuticals — 2.4%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(b)	3,788	3,702,315
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(b)	10,523	10,187,632
4.38%, 03/15/26 (Call 12/15/25)	10,494	9,959,436
4.40%, 06/15/30 (Call 03/15/30)(b)	11,271	9,891,881
4.90%, 12/15/44 (Call 06/15/44)	4,588	3,402,277
		37,143,541
Pipelines — 10.7%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	9,125	8,373,009
4.13%, 12/01/27 (Call 09/01/27)	6,137	5,550,855
4.35%, 10/15/24 (Call 07/15/24)	4,651	4,512,214
5.60%, 10/15/44 (Call 04/15/44)	4,552	3,472,903
5.85%, 11/15/43 (Call 05/15/43)	6,573	5,034,984
6.75%, 08/15/33(b)	1,124	1,034,136
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	6,346	6,121,669
4.85%, 07/15/26 (Call 04/15/26)(b)	7,305	7,092,351
5.05%, 04/01/45 (Call 10/01/44)	6,730	5,310,104
5.45%, 06/01/47 (Call 12/01/46)	7,491	6,226,070
5.60%, 04/01/44 (Call 10/01/43)	5,214	4,367,194
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	4,565	4,422,618
4.13%, 12/01/26 (Call 09/01/26)(b)	7,495	6,804,935
5.50%, 07/15/28 (Call 04/15/28)(b)	12,763	11,774,633
6.50%, 07/15/48 (Call 01/15/48)	8,191	6,352,530
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	5,956	5,650,398
4.80%, 05/15/30 (Call 02/15/30)(a)	5,208	4,662,202
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	8,182	7,398,901
6.88%, 04/15/40(a)	7,428	6,320,411
7.50%, 07/15/38(a)	3,762	3,489,255
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)(b)	5,897	5,619,133
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	5,910	5,642,750
3.95%, 06/01/25 (Call 03/01/25)	3,218	3,083,616
4.30%, 02/01/30 (Call 11/01/29)(b)	9,640	8,825,420
4.50%, 03/01/28 (Call 12/01/27)	3,284	3,102,395
4.65%, 07/01/26 (Call 04/01/26)	3,860	3,722,275
4.75%, 08/15/28 (Call 05/15/28)	3,292	3,130,824
5.30%, 03/01/48 (Call 09/01/47)(b)	5,626	4,919,881
5.45%, 04/01/44 (Call 10/01/43)	4,832	4,249,502
5.50%, 08/15/48 (Call 02/15/48)	2,822	2,451,500
5.50%, 02/01/50 (Call 08/01/49)(b)	7,986	6,929,213
		165,647,881
Security	Par (000)	Value

Real Estate Investment Trusts — 5.0%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	$3,751	$3,256,543
4.75%, 02/15/28 (Call 08/15/27)	7,438	4,528,478
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	5,205	3,983,074
2.65%, 06/15/26 (Call 05/15/26)	5,111	4,113,793
3.45%, 10/15/31 (Call 07/15/31)	5,934	4,132,022
4.25%, 05/15/24 (Call 02/15/24)(b)	4,965	4,813,717
4.50%, 02/01/25 (Call 11/01/24)	8,034	7,471,620
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	5,451	4,154,480
4.35%, 10/01/24 (Call 09/01/24)	11,092	10,456,428
4.38%, 02/15/30 (Call 08/15/29)(b)	5,489	4,004,335
4.50%, 03/15/25 (Call 09/15/24)(b)	4,780	4,327,477
4.65%, 03/15/24 (Call 09/15/23)	4,717	4,606,245
4.75%, 10/01/26 (Call 08/01/26)	6,188	5,112,402
4.95%, 02/15/27 (Call 08/15/26)	5,496	4,518,921
4.95%, 10/01/29 (Call 07/01/29)	5,842	4,388,043
5.25%, 02/15/26 (Call 08/15/25)(b)	4,824	4,172,953
		78,040,531
Retail — 7.3%
Bath & Body Works Inc.
6.95%, 03/01/33	5,212	4,686,474
7.60%, 07/15/37(b)	3,726	3,296,877
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	2,800	155,596
4.92%, 08/01/34 (Call 02/01/34)	2,900	124,004
5.17%, 08/01/44 (Call 02/01/44)	8,600	395,514
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	5,224	5,111,371
Kohl’s Corp.
3.63%, 05/01/31 (Call 02/01/31)	7,580	5,620,494
4.25%, 07/17/25 (Call 04/17/25)(b)	5,139	4,930,613
5.55%, 07/17/45 (Call 01/17/45)	6,321	4,179,508
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	3,768	2,332,392
4.50%, 12/15/34 (Call 06/15/34)	5,414	3,975,500
5.13%, 01/15/42 (Call 07/15/41)	3,769	2,545,809
6.38%, 03/15/37	2,902	2,402,769
6.70%, 07/15/34(a)	2,554	2,149,600
Marks & Spencer PLC, 7.13%, 12/01/37(a)	4,507	4,063,917
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	5,212	4,496,601
4.25%, 08/01/31 (Call 05/01/31)(b)	6,371	4,786,723
4.38%, 04/01/30 (Call 01/01/30)	7,393	5,935,248
5.00%, 01/15/44 (Call 07/15/43)(b)	14,235	9,558,518
6.95%, 03/15/28(b)	4,470	4,338,716
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	8,916	7,602,138
4.75%, 02/15/27 (Call 11/15/26)(b)	8,510	6,451,431
4.85%, 04/01/24(b)	8,834	8,453,873
5.45%, 08/15/34 (Call 02/15/34)(b)	5,907	3,480,700
5.95%, 03/15/43(b)	4,451	2,293,956
Rite Aid Corp., 7.70%, 02/15/27(b)	2,901	1,321,783
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)(b)	4,110	3,550,999
6.88%, 11/15/37(b)	4,845	5,171,650
		113,412,774
Telecommunications — 12.4%
Embarq Corp., 8.00%, 06/01/36	21,381	10,303,504

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Frontier Florida LLC, Series E, 6.86%, 02/01/28	$4,457	$4,133,243
Frontier North Inc., Series G, 6.73%, 02/15/28(b)	3,028	2,795,934
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)	11,165	9,670,230
3.88%, 11/15/29 (Call 08/15/29)(a)	11,175	9,053,426
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28(b)	4,558	3,741,981
Series P, 7.60%, 09/15/39(b)	7,692	5,196,484
Series U, 7.65%, 03/15/42(b)	7,013	4,616,588
Nokia OYJ, 6.63%, 05/15/39	7,489	7,634,961
Qwest Corp., 7.25%, 09/15/25(b)	3,942	3,944,247
Sprint Capital Corp.
6.88%, 11/15/28	22,503	24,122,541
8.75%, 03/15/32(b)	18,050	22,285,974
Telecom Italia Capital SA
6.00%, 09/30/34(b)	13,661	10,964,319
6.38%, 11/15/33(b)	13,639	11,541,458
7.20%, 07/18/36(b)	13,634	11,613,850
7.72%, 06/04/38(b)	13,642	11,768,817
U.S. Cellular Corp., 6.70%, 12/15/33(b)	8,304	7,721,890
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(c)	29,892	30,819,549
		191,928,996
Toys, Games & Hobbies — 0.5%
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)(b)	4,491	3,861,811
6.20%, 10/01/40	3,856	3,572,545
		7,434,356
Transportation — 0.3%
XPO CNW Inc., 6.70%, 05/01/34	4,481	4,075,514

Total Long-Term Investments — 98.1%
(Cost: $1,793,132,182)		1,520,703,587
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	175,271	$175,376,005
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	6,170	6,170,000

Total Short-Term Securities — 11.7%
(Cost: $181,413,483)		181,546,005

Total Investments — 109.8%
(Cost: $1,974,545,665)		1,702,249,592

Liabilities in Excess of Other Assets — (9.8)%		(151,870,788)

Net Assets — 100.0%		$1,550,378,804

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Perpetual security with no stated maturity date.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$240,104,458	$—	$(64,882,422	)(a)	$4,962	$149,007	$175,376,005	175,271	$682,773	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,360,000	—	(5,190,000	)(a)	—	—	6,170,000	6,170	58,503		4
					$4,962	$149,007	$181,546,005		$741,276		$4

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,520,703,587	$—	$1,520,703,587
Money Market Funds	181,546,005	—	—	181,546,005
	$181,546,005	$1,520,703,587	$—	$1,702,249,592

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate